Above / Below Market Acquired Time Charters / Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters / Other Intangible Assets
7.	Above / Below Market Acquired Time Charters / Other Intangible Assets

The Company acquired five vessels with attached time charter contracts having rates, which were above the market rates, while another two vessels were acquired with attached time charter contracts having rates which were below the market rates. The above and below market acquired time charters were amortized / accreted over the remaining period of the time charters as a reduction or addition, respectively, to time charter revenues. Such amortization and accretion to time charter revenues for the above and below market acquired time charters amounted to $5,198,574 and $453,248, for the year ended December 31, 2014, $2,886,080 and $0, for the year ended December 31, 2015, and $446,401 and $0, for the year ended December 31, 2016, respectively.

The carrying value of the above market acquired time charters amounting to $446,401 as of December 31, 2015 was fully amortized in 2016. The carrying value of the below market acquired time charters was fully amortized in 2014.

In addition, in relation to the acquisition of Box Hong Kong and Box China, the Company recorded other intangible assets relating to the attached manning agreements at below market rates. Such amortization for the years ended December 31, 2014, 2015 and 2016 amounted to $1,056,338, $520,588 and $0, respectively. Other intangible assets were amortized over the three-year time charter period as an addition, to crew costs, which are included in Vessels Operating Expenses in the consolidated statements of comprehensive income / (loss).